Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings

The following table presents the realized and unrealized gains and losses that are recognized in earnings as net gain (loss) on derivative instruments for the three and six months ended June 30, 2014 and 2013:

	Three Months Ended June 30,		Six Months Ended June 30,
(US $ in thousands)	2014	2013	2014	2013
Realized gain (loss)
Interest rate swap contracts	(700)	—	(1,254)	(1,116)
Foreign exchange forward contracts	—	—	500	—
Unrealized gain (loss)
Interest rate swap contracts	(1,642)	(434)	(1,294)	1,029
Foreign exchange forward contracts	—	—	(248)	—
Total	(2,342)	(434)	(2,296)	(87)